TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of other provisions [line items]
Trade payables		$ 464	$ 391		$ 406
Accruals		128	151		67
Derivative financial liabilities		15	6		0
Employee related payables		114	116		122
Other payables		51	3		5
Total trade and other payables		772	667		600
Current restructuring provision		49
Environmental rehabilitation and other provisions		80	81	[1]	76	[1]
Trade and other payables	[2]	$ (772)	(667)	[1]	(600)	[1]
Increase (decrease) due to corrections of prior period errors
Disclosure of other provisions [line items]
Environmental rehabilitation and other provisions			81		76
Trade and other payables			43		47
Increase (decrease) due to corrections of prior period errors 1
Disclosure of other provisions [line items]
Environmental rehabilitation and other provisions			$ 43		$ 47

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[2]	Short-term provisions, which were previously reported as part of trade and other payables and other provisions, are now reported as part of environmental rehabilitation and other provisions on the statement of financial position. Refer to note 1.3.2.